Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

February 26, 2018

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Penn Series Funds, Inc. (File Nos. 002-77284 and 811-03459) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 84 to the Company’s Registration Statement on Form N-1A, together with all Exhibits thereto (“PEA No. 84”). The purpose of PEA No. 84 is to reflect revised principal investment strategies and related changes for the Mid Cap Growth Fund and Emerging Markets Equity Fund.

Please contact me at 202.373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001